Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Preferred Stock Convertible Series A Previously Reported	Preferred Stock Convertible Series A	Common Stock Class A Previously Reported	Common Stock Class A	Common Stock Class B Previously Reported	Common Stock Class B	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated Deficit (As Restated) Previously Reported	Accumulated Deficit (As Restated)	Previously Reported	Total
Balance (in Shares) at Dec. 31, 2021				8,455		4,300,000
Balance at Dec. 31, 2021				$ 1		$ 430		$ 462,000		$ (1,331,522)		$ (869,091)
Issuance of warrants as part of bridge loan received								429,284				429,284
Issuance of class A common stock for services								216,252				216,252
Issuance of class A common stock for services (in Shares)				1,250
Net Loss										(4,911,926)		(4,911,926)
Balance at Dec. 31, 2022			$ 1	$ 1	$ 430	$ 430	$ 1,107,536	1,107,536	$ (6,243,448)	(6,243,448)	$ (5,135,481)	(5,135,481)
Balance (in Shares) at Dec. 31, 2022			9,705	9,705	4,300,000	4,300,000
Issuance of warrants to CEO								2,701				2,701
Net Loss										(1,538,949)		(1,538,949)
Balance at Mar. 31, 2023				$ 1		$ 430		1,110,663		(7,782,397)		(6,671,729)
Balance (in Shares) at Mar. 31, 2023				9,705		4,300,000
Balance (in Shares) at Dec. 31, 2022			9,705	9,705	4,300,000	4,300,000
Balance at Dec. 31, 2022			$ 1	$ 1	$ 430	$ 430	1,107,536	1,107,536	(6,243,448)	(6,243,448)	(5,135,481)	(5,135,481)
Issuance of warrants to CEO								2,701				2,701
Issuance of class A common stock in connection with initial public offering, net of issuance costs				$ 2				5,439,569				5,439,571
Issuance of class A common stock in connection with initial public offering, net of issuance costs (in Shares)				16,000
Conversion of convertible debentures into class A common stock				$ 2				4,414,315				4,414,317
Conversion of convertible debentures into class A common stock (in Shares)				14,959
Conversion of class B common stock into class A common stock						$ (41)		41
Conversion of class B common stock into class A common stock (in Shares)				4,085		(408,500)
Issuance of common stock in connection with business acquisition								400,000				400,000
Issuance of common stock in connection with business acquisition (in Shares)				4,082
Beneficial conversion feature on convertible debentures								1,569,395				1,569,395
Beneficial conversion feature on convertible series A preferred stock								2,567,866				2,567,866
Issuance of convertible series A preferred stock		$ 44						4,440,644				4,440,688
Issuance of convertible series A preferred stock (in Shares)		442,459
Issuance of class A common stock for services								397,892				397,892
Issuance of class A common stock for services (in Shares)				1,802
Conversion of convertible series A preferred stock into class A common stock		$ (6)		$ 2				4
Conversion of convertible series A preferred stock into class A common stock (in Shares)		(56,711)		19,789
Convertible series A preferred stock cumulative dividends								(92,322)				(92,322)
Convertible series A preferred stock dividend		$ 2						178,921		(178,923)
Convertible series A preferred stock dividend (in Shares)		17,892
Net Loss										(14,792,886)		(14,792,886)
Balance at Dec. 31, 2023	$ 40	$ 40	$ 7	$ 7	$ 389	$ 389	$ 20,426,562	20,426,562	$ (21,215,257)	(21,215,257)	$ (788,259)	(788,259)
Balance (in Shares) at Dec. 31, 2023	403,640	403,640	70,421	70,421	3,891,500	3,891,500
Issuance of class A common stock and pre-funded warrants, net of issuance costs (in Shares)				28,599
Issuance of class A common stock and pre-funded warrants, net of issuance costs				$ 3				3,375,455				3,375,458
Exercise of pre-funded warrants				$ 44				(44)
Exercise of pre-funded warrants (in Shares)				441,989
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares				$ 1				599,999				600,000
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares (in Shares)				12,143
Issuance of convertible series A preferred stock		$ 2						200,000				200,000
Issuance of convertible series A preferred stock (in Shares)		20,000
Issuance of class A common stock for services				$ 4				286,692				286,696
Issuance of class A common stock for services (in Shares)				39,051
Issuance of class A common stock in connection with gernal release agreement								20,000				20,000
Issuance of class A common stock in connection with gernal release agreement (in Shares)				2,460
Conversion of convertible series A preferred stock into class A common stock		$ (36)		$ 15				(15)
Conversion of convertible series A preferred stock into class A common stock (in Shares)		(363,725)		147,899
Convertible series A preferred stock cumulative dividends								(2,250)				(2,250)
Convertible series A preferred stock dividend		$ 2						212,270		(212,270)
Convertible series A preferred stock dividend (in Shares)		21,227
Net Loss										(3,421,792)		(3,421,792)
Balance at Mar. 31, 2024		$ 8		$ 74		$ 389		$ 25,118,701		$ (24,849,319)		$ 269,853
Balance (in Shares) at Mar. 31, 2024		81,142		742,563		3,891,500